OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous liabilities [abstract]
Schedule of composition of non financial liabilities
	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Deferred revenues (*)	2,330,058	2,690,961	644,702	158,305	2,974,760	2,849,266
Sales tax	12,726	22,902	-	-	12,726	22,902
Retentions	34,434	38,197	-	-	34,434	38,197
Others taxes	7,700	8,695	-	-	7,700	8,695
Dividends payable	54,580	46,591	-	-	54,580	46,591
Other sundry liabilities	15,248	16,617	-	-	15,248	16,617
Total other non-financial liabilities	2,454,746	2,823,963	644,702	158,305	3,099,448	2,982,268

(*) Note 2.20.

Schedule of movement of other-non financial liabilities

Movement of Other non-financial liabilities:

Deferred income
Air transport
and other
ThUS$

Opening balance as of january 1, 2018	2,849,266
Recognition of deferred income	7,690,972
Use deferred income	(8,230,750)
Expiration of tickets	(284,730)
Deferred revenue loyalty (accreditation and exchange)	944,246
Others provisions	6,894
Adjustment application IAS 29, Argentina hyperinflation	927
Closing balance as of December 31 ,2018	2,976,825